Cover	Aug. 25, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to Form 8-K amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 27, 2025 (the “Original Form 8-K”). The amendment is being filed to amend the payment amounts set forth in the disclosure in Item 1.01, and to attach a revised Exhibit 10.1. No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 25, 2025
Entity File Number	001-41267
Entity Registrant Name	AMERICAN REBEL HOLDINGS, INC.
Entity Central Index Key	0001648087
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5115 Maryland Way
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(833)
Local Phone Number	267-3235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AREB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	AREBW
Security Exchange Name	NASDAQ